Note 14 - Stock-based Compensation (Details Textual) - USD ($)			9 Months Ended	12 Months Ended	15 Months Ended
	Jun. 01, 2016	May 18, 2006	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)				4,552,500	4,552,500	2,904,500	1,395,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount			$ 431,067	$ 1,709,838	$ 1,709,838
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Month)			11 months	9 months 15 days
The 2021 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)				5,000,000	5,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)					10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)				3,507,000	3,507,000	1,590,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number (in shares)				1,295,000	1,295,000	1,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares)				1,458,000	1,458,000	3,410,000
The 2016 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)	1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)	10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)				773,500	773,500	940,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number (in shares)				629,750	629,750	578,000
The 2006 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)		1,950,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)		10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)				272,000	272,000	374,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number (in shares)				756,888	756,888	1,179,855